Summary of Significant Accounting Policies (Details 2) (Predecessor) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended						12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Jul. 23, 2013 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Jul. 23, 2013 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Ziegler CED Summerfield Square, LLC (Summerfield)	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Ziegler CED Summerfield Square, LLC (Summerfield)	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Ziegler CED Summerfield Square, LLC (Summerfield) Ziegler Florida 4, LLC (Florida 4)	Dec. 31, 2005 Ziegler Healthcare Real Estate Funds Ziegler CED Summerfield Square, LLC (Summerfield) Ziegler Florida 4, LLC (Florida 4)	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Ziegler CED Summerfield Square, LLC (Summerfield) CED SS II, LLC (CED)
Summary of Significant Accounting Policies
Capital contributed												$ 629,000
Ownership interest (as a percent)											40.00%		60.00%
Preferred annual return to members or partners (as a percent)											10.00%
Distribution percentage to members or partners, after the distribution of preferred annual return and return of invested capital (as a percent)							80.00%				40.00%		60.00%
Development fee on the ultimate sale of the medical office buildings (as a percent)													4.25%
Selected information
Property under Development	225,000	225,000					675,000	1,618,508	674,773	1,618,508
Other Assets	5,652,000	5,652,000					3,292,000	3,630,066	5,227
Total assets	220,635,000	220,635,000					107,592,000	125,010,972	680,000	1,618,508
Long-Term Debt									421,675	1,041,451
Other liabilities									167,690	146,173
Total liabilities	72,431,000	72,431,000					88,495,000	102,399,000	589,365	1,187,624
Real estate sale									685,000
Operating loss	(606,000)	910,000	197,000	525,000	1,713,000	1,960,000	1,562,615	1,616,356	(340,250)	(65,032)
Net loss			$ 6,000	$ 239,000	$ (576,000)	$ (329,000)	$ (1,531,150)	$ (3,060,484)	$ (340,250)	$ (65,032)